Segment Information	12 Months Ended
Sep. 30, 2023
Segment Information [Abstract]
SEGMENT INFORMATION

Note 15 — SEGMENT INFORMATION

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments The Company has determined that it has two operating segments as defined by ASC 280, “Segment Reporting”: education and wellness. Education segment offers foreign language tutorial services and other education training management services in China. The wellness segment offers wellness service and related products.

Selected financial information is presented below:

	Education			Wellness			Total
	2023	2022	2021	2023	2022	2021	2023	2022	2021
Revenues	$6,155,593	$10,814,656	$15,026,991	$-	$-	$-	$6,155,593	$10,814,656	$15,026,991
Cost of revenues	4,363,124	6,003,258	6,210,672	-	-	-	4,363,124	6,003,258	6,210,672
Gross profit	1,792,469	4,811,398	8,816,319	-	-	-	1,792,469	4,811,398	8,816,319
Interest expenses, net	331,698	213,894	212,023	(6)	-	-	331,692	213,894	212,023
Depreciation and amortization	153,405	169,808	143,562	-	-	-	153,405	169,808	143,562
Capital expenditures	274,381	174,074	91,145	2,939	-	-	277,320	174,074	91,145
Segment assets	19,101,467	23,438,586	6,635,880	346,626	-	-	19,448,093	23,438,586	6,635,880
Segment (loss) profit	$(5,764,314)	$(2,118,349)	$2,161,400	$(15,740)	$-	$-	$(5,780,054)	$(2,118,349)	$2,161,400